Invesco ETFs

3500 Lacey Road, Suite 700

Downers Grove, IL 60515

January 16, 2019

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Invesco Exchange-Traded Fund Trust II (the “Trust”)

1933 Act Registration No. 333-138490

1940 Act Registration No. 811-21977

Ladies and Gentlemen:

Enclosed for filing pursuant to Rule 497(c) under the Securities Act of 1933, as amended (the “1933 Act”), are exhibits containing interactive data format risk/return summary information for the Invesco S&P SmallCap Materials ETF. The revised Prospectus that reflects the risk/return summary information was filed pursuant to Rule 497(c) under the 1933 Act on January 2, 2019.

Please send copies of all correspondence with respect to this filing to the undersigned or contact me at (630) 684-6929.

Very truly yours,

Invesco Exchange-Traded Fund Trust II

/s/ Stacie Lamb

Stacie Lamb

Counsel

Invesco Capital Management LLC

800 983 0903    invesco.com/ETFs